Goldman Sachs Core Fixed Income Fund Expense Example - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Core Fixed Income Fund	Mar. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 445
Expense Example, with Redemption, 3 Years	610
Expense Example, with Redemption, 5 Years	790
Expense Example, with Redemption, 10 Years	1,309
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	249
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	832
Expense Example, with Redemption, 10 Years	1,828
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	139
Expense Example, with Redemption, 5 Years	250
Expense Example, with Redemption, 10 Years	571
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	523
Expense Example, with Redemption, 10 Years	1,171
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	294
Expense Example, with Redemption, 10 Years	669
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,264
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	244
Expense Example, with Redemption, 10 Years	$ 559